OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
OTHER CURRENT ASSETS
Schedule of other current assets

	December 31,	December 31,
	2018	2019
Financial assets
— Deposits paid to suppliers	317,946	501,918
— Dividends receivable	47,167	82,796
— Receivables from disposal of businesses and assets	134,789	90,399
— Entrusted loans and loans receivable from third parties	1,645,205	1,544,070
— Entrusted loans and loans receivable from related parties	1,297,892	1,309,095
— Receivables from disposal of properties	1,881,513	1,948,434
— Interest receivables	40,936	40,936
— Recoverable reimbursement for freight charges	415,232	223,884
— Receivable of governments grants	129,977	517,365
— Other financial assets	787,396	1,185,466
	6,698,053	7,444,363

Less: impairment allowance	(1,764,068)	(1,720,439)
	4,933,985	5,723,924

Advances to employees	23,744	17,207
Deductible input value added tax receivables	2,189,470	2,424,004
Prepaid income tax	162,103	93,093
Prepayments to related parties for purchases	586,312	229,324
Prepayments to suppliers for purchases and others	964,158	634,548
Others	169,881	117,678
	4,095,668	3,515,854

Less: provision for impairment	(4,139)	(2,715)
	4,091,529	3,513,139

Total other current assets	9,025,514	9,237,063

Schedule of ageing analysis of financial assets included in other current assets

	December 31,	December 31,
	2018	2019
Within 1 year	1,456,520	1,628,723
Between 1 and 2 years	283,844	752,731
Between 2 and 3 years	844,262	151,974
Over 3 years	4,113,427	4,910,935
	6,698,053	7,444,363
Less: provision for impairment	(1,764,068)	(1,720,439)

	4,933,985	5,723,924

Schedule of movements in the provision for impairment of other current assets

	2018	2019
As at January 1	1,677,277	1,768,207
Effect of adoption of IFRS 9	38,502	—
At beginning of year	1,715,779	1,768,207

Impairment loss	65,494	42,898
Write off	(6,117)	(62,319)
Reversal	(1,731)	(26,290)
Others	(5,218)	658

As at December 31	1,768,207	1,723,154

Schedule of financial assets included in other current assets at amortized cost

	Gross carrying	Expected credit
As at 31, December 2018	amount	losses
Stage 1 – 12 months expected credit loss	1,098,455	—
Stage 2 – life time expected credit loss	3,744,612	88,974
Stage 3 – life time expected credit loss with credit-impaired	1,796,526	1,675,094

	6,639,593	1,764,068

As at December 31, 2019	Gross carrying amount	Expected credit losses
Stage 1 – 12 months expected credit loss	1,632,766	—
Stage 2 – life time expected credit loss	4,052,681	82,061
Stage 3 – life time expected credit loss with credit impaired	1,758,916	1,638,378
	7,444,363	1,720,439